S000093218 [Member] Investment Strategy - Crossmark Large Cap Value ETF	Jul. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. The Fund’s principal investment strategy is to invest in a portfolio of large‑cap value securities, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large‑cap value companies.* Large‑cap value companies are defined as companies included in the Russell 1000 Value Index from time to time. The Russell 1000 Value Index had a market capitalization range, as of June 30, 2025, of $1.68 billion to $2.39 trillion. Substantially all of the equity securities in which the Fund invests will be included in the Russell 1000 Value Index at the time of purchase. The Fund may invest a portion of its net assets in small- and mid‑cap companies. The Fund may also invest in other investment companies and real estate investment trusts.
The Fund invests primarily in securities that are considered by portfolio management to be undervalued with good prospects for capital appreciation. Portfolio management will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, portfolio management will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. Portfolio management will generally sell a security if its model ranking declines significantly or research reveals a significant deterioration of the company’s fundamentals. Crossmark uses data from multiple third-party providers unaffiliated with Crossmark in the multi-factor quantitative models.
Through its multi-factor quantitative models and fundamental analysis, portfolio management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. With respect to the rankings provided by the multi-factor quantitative models, the models also include a component for identifying companies that, through their activities, both externally and internally, seek to reduce risk and create long-term resilience through sustainable and responsible business practices. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. This component of the multi-factor quantitative models is based on data and ratings generated by multiple third-party providers unaffiliated with Crossmark.
The Fund is classified as “non‑diversified” under the Investment Company Act of 1940, as amended, which means the Fund may invest in securities of relatively few issuers.
Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Trustees, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production of adult entertainment or materially involved in the distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.
The Adviser uses data from third-party providers to create a list of companies that exceed the involvement thresholds set forth below and are thus designated as prohibited investments in which the Fund cannot invest. This prohibited investment list is updated by the Adviser quarterly and compared against current Fund holdings to confirm that the Fund does not hold any prohibited investments. If during a quarterly review, a security held in the Fund is identified as being on the prohibited investments list, the Fund will divest, as further discussed below.
*
For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of any securities of companies held in the Fund’s portfolio that are later determined not to pass the values-based screening criteria, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its net assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.
For purposes of the alcohol, tobacco and gambling screens, material involvement means a company that derives 10% or more of its revenues from any combination of these three categories of screened activities. For purposes of the adult entertainment screen, companies directly involved in the production of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the distribution or retail of adult entertainment are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large‑cap value companies.*	[1]

[1]	For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% investment policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.